Accounting Policies - Reconciliation of Impairment Allowance in Accordance with IAS 39 to Opening ECL Allowance in Accordance with IFRS 9 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 843,878		€ 843,878
Reclassification, financial assets		€ 0
Remeasurement, financial assets		(1,085)
Carrying amount of assets IFRS 9, financial assets	842,794	842,793
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		69,730
Reclassification, financial assets		(32,398)
Remeasurement, financial assets		269
Carrying amount of assets IFRS 9, financial assets		37,601
Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			650,927
Reclassification, financial assets		27,322
Remeasurement, financial assets		(1,305)
Carrying amount of assets IFRS 9, financial assets		676,944
Loans and advances to banks [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	28,811		28,811
Reclassification, financial assets		(122)
Remeasurement, financial assets		2
Carrying amount of assets IFRS 9, financial assets	28,691	28,691
Loans and advances to banks [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		28,811	28,811
Reclassification, financial assets		(122)	0
Remeasurement, financial assets		2	0
Carrying amount of assets IFRS 9, financial assets		28,691	28,811
Loans and advances to customers [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	571,909		571,909
Reclassification, financial assets		(8,306)
Remeasurement, financial assets		(761)
Carrying amount of assets IFRS 9, financial assets	562,842	562,842
Loans and advances to customers [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		571,909	571,909
Reclassification, financial assets		(8,306)	0
Remeasurement, financial assets		(761)	0
Carrying amount of assets IFRS 9, financial assets		562,842	571,909
Financial Assets Impaired [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			4,628
Reclassification, financial assets		0
Remeasurement, financial assets	€ 795	795
Carrying amount of assets IFRS 9, financial assets		5,423
Financial Assets Impaired [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets		0
Remeasurement, financial assets		20
Carrying amount of assets IFRS 9, financial assets		20
Financial Assets Impaired [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets		0
Remeasurement, financial assets		5
Carrying amount of assets IFRS 9, financial assets		5
Financial Assets Impaired [member] | Loans and advances to banks [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			8
Reclassification, financial assets		0
Remeasurement, financial assets		(2)
Carrying amount of assets IFRS 9, financial assets		6
Financial Assets Impaired [member] | Available-for-sale or Held-to-maturity debt investment securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			0
Financial Assets Impaired [member] | Loans and advances to customers [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			4,515
Reclassification, financial assets		(8)
Remeasurement, financial assets		761
Carrying amount of assets IFRS 9, financial assets		5,269
Financial Assets Impaired [member] | Loans and advances to customers [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets		8
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		8
Financial Assets Impaired [member] | Available-for-sale debt securities [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			0
Financial Assets Impaired [member] | Loan commitments and financial guarantee contracts issued [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			€ 105
Reclassification, financial assets		0
Remeasurement, financial assets		11
Carrying amount of assets IFRS 9, financial assets		€ 116